United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3181

(Investment Company Act File Number)

Federated Short-Intermediate Duration Municipal Trust
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  6/30/09

Date of Reporting Period:  Quarter ended 9/30/08

Item 1.                      Schedule of Investments

Federated Short-Intermediate Duration Municipal Trust

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount	Value

		MUNICIPAL BONDS—93.1%
		Alabama--3.7%
$650,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2010	$662,487
500,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2011	508,425
550,000		Health Care Authority for Baptist Health, AL, Revenue Bonds (Series 2006D), 5.00%, 11/15/2012	554,510
2,000,000		Mobile, AL IDB, PCRBs (Series 2007C), 5.00% TOBs (Alabama Power Co.) Mandatory Tender 3/19/2015	2,010,940
1,000,000		Mobile, AL IDB, PCR Refunding Bonds (Series 1994A), 4.65% (International Paper Co.), 12/1/2011	967,620
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2012	991,540
1,000,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2013	980,630
1,170,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 4.50% (Jackson Hospital & Clinic, Inc.), 3/1/2014	1,132,934
		TOTAL	7,809,086
		Arkansas--0.5%
1,190,000		Jefferson County, AR, PCR Refunding Bonds (Series 2006), 4.60% (Entergy Arkansas, Inc.), 10/1/2017	1,088,362
		California--2.1%
3,000,000		California Health Facilities Financing Authority, INS Revenue Bonds (Series 2006), 4.25% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2011	3,017,100
1,500,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.00%, 6/1/2012	1,479,375
		TOTAL	4,496,475
		Colorado--7.2%
2,375,000		Adonea, CO Metropolitan District No. 2, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	2,334,435
140,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	138,702
1,770,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004A), 5.00% (Evangelical Lutheran Good Samaritan Society), 6/1/2010	1,797,152
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2004B), 3.75% TOBs (Evangelical Lutheran Good Samaritan Society), Mandatory Tender 6/1/2009	1,001,100
500,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2010	505,320
1,300,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2011	1,304,446
2,135,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.), 12/1/2012	2,117,600
2,700,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2010	2,723,382
2,705,000		Denver, CO Convention Center Hotel Authority, Senior Refunding Revenue Bonds, 5.00% (Syncora Guarantee, Inc. INS), 12/1/2011	2,718,660
490,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005B), 4.375% (Compass Bank, Birmingham LOC)/(Original Issue Yield: 4.50%), 12/1/2015	485,458
		TOTAL	15,126,255
		Connecticut--1.3%
2,630,000		Connecticut State, Refunding UT GO Bonds (Series 2001E), 5.00%, 11/15/2011	2,780,462
		Delaware--0.3%
635,000		Delaware Health Facilities Authority, Revenue Bonds (Series 2005A), 5.00% (Beebe Medical Center), 6/1/2010	646,798
		District of Columbia--0.5%
1,000,000		District of Columbia, Ballpark Revenue Bonds (Series 2006B-1), 5.00% (FGIC INS), 2/1/2012	1,027,360
		Florida--6.0%
3,000,000		Alachua County, FL Health Facilities Authority, Revenue Bonds (Series 2007A), 2.753% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	1,890,000
355,000	[1]	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	354,269
1,000,000		Halifax Hospital Medical Center, FL, 5.00%, 6/1/2012	1,003,590
1,000,000		Highlands County, FL Health Facilities Authority, Refunding Revenue Bonds (Series 2005B), 5.00% (Adventist Health System/ Sunbelt Obligated Group), 11/15/2010	1,026,190
2,000,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2010	2,068,060
3,445,000		Miami-Dade County, FL Transit System, Sales Surtax Revenue Bonds (Series 2006), 5.00% (Syncora Guarantee, Inc. INS), 7/1/2011	3,594,961
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2013	1,043,240
1,000,000		Orlando, FL, Senior Tourist Development Tax Revenue Bonds (Series 2008A), 5.00% (6th Cent Contract Payments)/(Assured Guaranty Corp. INS), 11/1/2014	1,043,790
640,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance, Inc. INS), 10/15/2011	647,251
		TOTAL	12,671,351
		Georgia--6.8%
3,000,000		Burke County, GA Development Authority, PCRBs (Fifth Series 1994), 4.375% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2010	3,023,220
2,100,000		Burke County, GA Development Authority, PCRBs (Series 2007E), 4.75% TOBs (Oglethorpe Power Corp.)/(MBIA Insurance Corp. INS), Mandatory Tender 4/1/2011	2,134,650
5,000,000		Clarke County, GA School District, GO Bonds (Series 2007), 5.00% (GTD by Georgia State), 9/1/2010	5,208,150
935,000		Coffee County, GA Hospital Authority, Refunding Revenue Bonds, 5.00% (Coffee Regional Medical Center, Inc.), 12/1/2010	941,872
2,000,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 4.50% TOBs (Georgia Power Co.), Mandatory Tender 4/1/2011	1,988,800
1,000,000		Municipal Electric Authority of Georgia, Project One Subordinated Bonds (Series 2008A), 5.00%, 1/1/2012	1,038,200
		TOTAL	14,334,892
		Illinois--4.3%
2,000,000		Chicago, IL Water Revenue, Second Lien Water Refunding Revenue Bonds (Series 2008), 5.00% (FSA INS), 11/1/2015	2,098,740
3,000,000		Illinois Development Finance Authority, Adjustable-Rate Gas Supply Refunding Revenue Bonds (Series 2003B), 3.75% TOBs (Peoples Gas Light & Coke Co.) Mandatory Tender 2/1/2012	2,932,230
250,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2010	253,075
760,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2011	769,181
800,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.00% (Lutheran Hillside Village), 2/1/2012	805,736
1,200,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2010	1,226,496
1,000,000		Quincy, IL, Revenue Refunding Bonds (Series 2007), 5.00% (Blessing Hospital), 11/15/2011	1,020,950
		TOTAL	9,106,408
		Indiana--1.8%
815,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2009	826,850
860,000		Indiana Health & Educational Facility Financing Authority, Revenue Bonds (Series 2005), 5.00% (Baptist Homes of Indiana), 11/15/2010	878,808
1,000,000		Indiana Health Facility Financing Authority, Hospital Revenue Refunding Bonds (Series 2006B), 5.00% (Clarian Health Partners, Inc.), 2/15/2010	1,015,080
1,000,000		Jasper County, IN, PCR Refunding Bonds (Series 1994B), 5.20% (Northern Indiana Public Service Company)/(MBIA Insurance Corp. INS), 6/1/2013	995,430
		TOTAL	3,716,168
		Iowa--1.4%
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.00% (Care Initiatives), 7/1/2009	1,004,620
1,000,000		Iowa Finance Authority, Health Facilities Development Revenue Refunding Bonds (Series 2006A), 5.25% (Care Initiatives), 7/1/2011	1,006,530
1,000,000		Iowa Finance Authority, PCR Refunding Bonds (Series 2005), 5.00% (Interstate Power and Light Co.)/(FGIC INS), 7/1/2014	981,810
		TOTAL	2,992,960
		Kansas--3.3%
350,000		Lawrence, KS, Hospital Revenue Bonds (Series 2006), 5.00% (Lawrence Memorial Hospital), 7/1/2012	357,532
2,105,000		Saline County, KS Unified School District No. 305, Refunding & Improvement UT GO Bonds, 5.25% (FSA INS), 9/1/2010	2,204,019
1,190,000		Spring Hill, KS, UT GO Temporary Notes (Series 2005A), 4.25%, 11/1/2009	1,190,143
3,165,000		Wichita, KS Water & Sewer Utility, Refunding Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 10/1/2011	3,306,570
		TOTAL	7,058,264
		Louisiana--2.9%
2,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.00% (AMBAC INS), 6/1/2009	2,019,040
4,000,000		Louisiana State Citizens Property Insurance Corp., Assessment Revenue Bonds (Series 2006B), 5.25% (AMBAC INS), 6/1/2010	4,089,680
		TOTAL	6,108,720
		Michigan--2.2%
500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.00% (Metropolitan Hospital ), 7/1/2009	502,310
750,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2012	761,198
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2010	1,042,720
1,000,000		Michigan State Trunk Line, Revenue Bonds, 5.25% (FGIC INS), 11/1/2013	1,071,710
1,285,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 4.75% (Covenant Medical Center, Inc.), 7/1/2009	1,296,668
		TOTAL	4,674,606
		Minnesota--0.7%
270,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2010	274,131
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2011	304,782
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.00% (HealthPartners Obligated Group), 5/15/2012	302,205
300,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2009	298,875
225,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Revenue Bonds (Series 2005), 5.00% (Gillette Children's Specialty Healthcare), 2/1/2012	219,593
		TOTAL	1,399,586
		Mississippi--1.4%
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2012	1,035,360
1,000,000		Mississippi Development Bank, Wilkinson County Correctional Facility Refunding Bonds (Series 2008D), 5.00% (Mississippi State Department of Corrections), 8/1/2015	1,019,350
1,000,000		Mississippi Hospital Equipment & Facilities Authority, Revenue Bonds (Series 2007A), 5.00% (Mississippi Baptist Health Systems, Inc.), 8/15/2010	1,027,410
		TOTAL	3,082,120
		Missouri--3.2%
1,500,000		Blue Springs, MO, Neighborhood Improvement LT GO Bonds (Series 2006A), 4.125%, 3/1/2009	1,501,530
1,670,000		Missouri State Environmental Improvement & Energy Resources Authority, PCR Refunding Bonds (Series 2008), 4.375% TOBs (Associated Electric Cooperative, Inc.), Mandatory Tender 3/1/2011	1,687,902
1,125,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2011	1,140,941
1,185,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2012	1,193,236
1,240,000		Missouri State HEFA, Senior Living Facilities Revenue Bonds (Series 2007A), 5.00% (Lutheran Senior Services), 2/1/2013	1,240,781
		TOTAL	6,764,390
		Nebraska--1.0%
730,000		Lancaster County, NE Hospital Authority No. 1, 5.00% (BryanLGH Health System), 6/1/2012	747,381
700,000		Lancaster County, NE Hospital Authority No. 1, Hospital Refunding Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2010	705,523
725,000		Lancaster County, NE Hospital Authority No. 1, Hospital Revenue Bonds, 4.00% (BryanLGH Health System), 6/1/2011	727,393
		TOTAL	2,180,297
		Nevada--0.7%
1,000,000		Clark County, NV, IDRBs (Series 2003C), 5.45% TOBs (Southwest Gas Corp.), Mandatory Tender 3/1/2013	978,490
425,000		Henderson, NV, Health Facility Revenue Bonds (Series 2007B), 5.00% (Catholic Healthcare West), 7/1/2013	428,183
		TOTAL	1,406,673
		New Jersey--7.1%
500,000		Bayonne, NJ Redevelopment Agency, Tax-Exempt Project Notes (Series 2007A), 5.00%, 4/11/2009	503,550
6,000,000		Bayonne, NJ, 5.00% BANs, 10/24/2008	5,998,500
680,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 3.70% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 3.80%), 11/1/2008	679,837
705,000		New Jersey EDA, Revenue Refunding Bonds (Series A), 4.00% (Winchester Gardens at Ward Homestead)/(Original Issue Yield: 4.10%), 11/1/2009	703,625
2,000,000		New Jersey EDA, School Facilities Construction Refunding Revenue Bonds (Series 2008W), 5.00% (New Jersey State), 3/1/2014	2,088,300
1,972,000		Weehawken Township, NJ, 4.25% BANs, 11/20/2008	1,968,510
3,000,000		Weehawken Township, NJ, 4.50% TANs, 10/10/2008	2,999,520
		TOTAL	14,941,842
		New Mexico--1.8%
2,450,000		Farmington, NM, Refunding Revenue Bonds (Series 2002A), 4.00% TOBs (El Paso Electric Co.)/(FGIC INS) Mandatory Tender 8/1/2012	2,394,091
1,335,000		Sandoval County, NM, Incentive Payment Refunding Revenue Bonds (Series 2005), 4.00% (Intel Corp.), 6/1/2015	1,305,937
		TOTAL	3,700,028
		New York--1.1%
2,220,000		Dutchess County, NY IDA, Revenue Bonds, 4.00% (Marist College), 7/1/2009	2,234,830
		North Carolina--3.8%
1,000,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 1/1/2013	1,044,260
525,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2010	533,442
315,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2011	321,224
725,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2012	736,462
3,000,000		North Carolina State, UT GO Bonds (Series 2003), 5.00%, 5/1/2012	3,190,620
2,000,000		North Carolina State, UT GO Bonds (Series 2006A), 5.00%, 6/1/2014	2,148,380
		TOTAL	7,974,388
		Ohio--2.6%
500,000		American Municipal Power-Ohio, Inc., Electricity Purchase Revenue Bonds (Series 2007A), 5.00% (GTD by Goldman Sachs & Co.), 2/1/2009	496,565
2,000,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Bonds (Series 2007A-2), 5.00%, 6/1/2014	1,920,660
1,205,000		Lucas County, OH, Adjustable Rate Demand Health Care Facilities Revenue Bonds (Series 2002), 3.75% TOBs (Franciscan Care Center), Optional Tender 3/1/2009	1,205,048
1,820,000		Ohio State Air Quality Development Authority, PCRBs (Series 2008B), 3.375% TOBs (FirstEnergy Nuclear Generation Corp.), Mandatory Tender 10/1/2009	1,815,832
		TOTAL	5,438,105
		Oklahoma--4.2%
5,000,000		Grand River Dam Authority, OK, Refunding Revenue Bonds (Series 2002A), 5.00% (FSA INS), 6/1/2012	5,298,900
960,000		Oklahoma Development Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 5.00% (Unity Health Center), 10/1/2009	974,822
2,500,000		Tulsa County, OK Industrial Authority, Educational Facilities Lease Revenue Bonds (Series 2006), 5.00% (Owasso Public Schools)/(Assured Guaranty Corp. INS), 9/1/2010	2,582,600
		TOTAL	8,856,322
		Pennsylvania--3.4%
460,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 4.50% (Residential Resources Inc. Project), 9/1/2011	454,825
840,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	838,026
865,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004A), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	858,097
215,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.50% (Mercyhurst College)/(Original Issue Yield: 3.57%), 3/15/2009	214,495
220,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 3.70% (Mercyhurst College)/(Original Issue Yield: 3.79%), 3/15/2010	218,244
3,750,000	[1,2]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 4.631% (Geisinger Health System), 2/1/2015	1,837,500
1,115,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 4.00% (Good Samaritan Hospital), 11/15/2009	1,115,268
820,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.00% (Philadelphia University), 6/1/2011	828,036
970,000		Philadelphia, PA Authority for Industrial Development, Adjustable Rate Revenue Bonds (Series 2003B), 4.75% TOBs (Cathedral Village ) Optional Tender 4/1/2011	933,518
		TOTAL	7,298,009
		Rhode Island--0.8%
1,600,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Refunding Bonds (Series 2006A), 5.00% (Lifespan Obligated Group), 5/15/2011	1,632,256
		South Carolina--3.5%
2,000,000		Richland County, SC, Environmental Improvement Revenue & Refunding Bonds (Series 2007A), 4.60% (International Paper Co.), 9/1/2012	1,902,060
6,000,000		South Carolina Jobs-EDA, Hospital Revenue Bonds, 8.71% (Palmetto Health Alliance), 8/1/2013	5,475,000
		TOTAL	7,377,060
		South Dakota--0.4%
890,000		South Dakota State Health & Educational Authority, Revenue Bonds, 5.25% (Westhills Village Retirement Community), 9/1/2009	902,674
		Texas--4.5%
1,000,000		Austin, TX, Hotel Occupancy, 5.625% (United States Treasury PRF 11/15/2009@100)/ (Original Issue Yield: 5.71%), 11/15/2019	1,034,080
2,000,000		Harris County, TX Cultural Education Facilities Finance Corp., Revenue Bonds (Series 2008B0, 5.25% (Methodist Hospital, Harris County, TX), 12/1/2014	2,047,960
1,000,000		Johnson County, TX, UT GO, 5.00% (United States Treasury PRF 2/15/2010@100), (Original Issue Yield: 4.85%), 2/15/2016	1,033,760
1,000,000		North Texas Tollway Authority, (Series A), 5.10% (FGIC INS)/(Original Issue Yield: 5.20%), 1/1/2013	1,000,890
1,250,000		Texas Municipal Gas Acquisition & Supply Corp. II, Gas Supply Revenue Bonds (Series 2007A), 2.2885%, 9/15/2010	1,175,000
2,000,000		Texas State Transportation Commission, Mobility Fund Revenue Bonds (Series 2006), 5.00% (Texas State), 4/1/2012	2,114,320
1,000,000		Titus County, TX Fresh Water Supply District No. 1 , PCR Revenue Refunding Bonds (Series 2008), 4.50% (Southwestern Electric Power Co.), 7/1/2011	990,000
		TOTAL	9,396,010
		Utah--1.0%
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.25%, 7/1/2013	1,054,880
1,000,000		Intermountain Power Agency, UT, Subordinated Power Supply Revenue Refunding Bonds (Series 2008A), 5.50%, 7/1/2014	1,059,390
		TOTAL	2,114,270
		Virginia--2.5%
1,000,000		Rappahannock, VA Regional Jail Authority, GANs, 4.25%, 12/1/2009	1,003,110
1,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 5.00% TOBs (Dominion Terminal Associates)/(GTD by Dominion Resources, Inc.), Mandatory Tender 10/1/2008	1,000,000
3,000,000		Virginia State, Refunding UT GO Bonds (Series 2004B), 5.00%, 6/1/2012	3,192,180
		TOTAL	5,195,290
		Washington--2.5%
2,500,000		Energy Northwest, WA, Project 1 Electric Revenue Refunding Bonds (Series 2006A), 5.00%, 7/1/2010	2,589,850
750,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2009	759,203
890,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2010	906,305
1,105,000		Washington State Higher Education Facilities Authority, Revenue Refunding Bonds (Series 2006), 5.00% (Pacific Lutheran University)/(Radian Asset Assurance, Inc. INS), 11/1/2012	1,117,973
		TOTAL	5,373,331
		West Virginia--0.5%
1,000,000		West Virginia EDA, PCR Refunding Bonds (Series 2008C), 4.85% TOBs (Appalachian Power Co.), Mandatory Tender 9/4/2013	972,480
		Wisconsin--0.4%
350,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2012	352,517
425,000		Wisconsin State HEFA, Revenue Bonds, (Series 2006A), 5.00% (Marshfield Clinic, WI), 2/15/2013	425,357
		TOTAL	777,874
		Wyoming--1.7%
3,650,000		Albany County, WY, PCRBs (Series 1985), 5.00% TOBs (Union Pacific Railroad Co.)/(GTD by Union Pacific Corp.), Optional Tender 12/1/2008	3,651,533
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $199,881,267)	196,307,535
		SHORT-TERM MUNICIPALS --6.6%[3]
		California--2.0%
1,600,000		California Infrastructure & Economic Development Bank, (Series 2005), Daily VRDNs (Asian Art Museum Foundation of San Francisco)/(MBIA Insurance Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 6.000%, 10/1/2008	1,600,000
2,600,000		California State Department of Water Resources Power Supply Program, (Series 2005F-3), Daily VRDNs (Bank of New York and CALPERS (California Public Employees Retirement System) LOCs), 3.950%, 10/1/2008	2,600,000
		TOTAL	4,200,000
		Michigan--1.7%
3,600,000		Michigan State Hospital Finance Authority, (Series 1999 A), Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 8.000%, 10/2/2008	3,600,000
		New York--0.5%
1,100,000		New York City, NY Transitional Finance Authority, (Fiscal 2001 Series B), Daily VRDNs (GTD by Landesbank Baden-Wuerttemberg LIQ), 4.150%, 10/1/2008	1,100,000
		Tennessee--1.1%
2,200,000		Sevier County, TN Public Building Authority, (Series IV-E-2), Daily VRDNs (Cocke County, TN)/(AMBAC INS)/(JPMorgan Chase Bank, N.A. LIQ), 5.000%, 10/1/2008	2,200,000
		Virginia--1.3%
1,200,000		Roanoke, VA IDA, (Series 2005-C-1), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	1,200,000
1,600,000		Roanoke, VA IDA, (Series 2005A-2), Daily VRDNs (Carilion Health System Obligated Group)/(FSA INS)/(Wachovia Bank N.A. LIQ), 7.000%, 10/1/2008	1,600,000
		TOTAL	2,800,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	13,900,000
		TOTAL MUNICIPAL INVESTMENTS – 99.7% (IDENTIFIED COST $213,781,267)[4]	210,207,535
		OTHER ASSETS AND LIABILITIES – NET – 0.3%[5]	547,919
		TOTAL NET ASSETS – 100%	$210,755,454

At September 30, 2008, the Fund holds no securities that are subject to the federal alternative minimum tax (AMT).

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $2,191,769, which represented 1.0% of total net assets.

2
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2008, these liquid restricted securities amounted to $1,837,500, which represented 0.9% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at September 30, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	Florida State Department of Corrections, Custodial Receipts, 3.00%, 9/10/2009	2/27/2004	$355,000
3	Current rate and next reset date shown for Variable Rate Demand Notes.
4
At September 30, 2008, the cost of investments for federal tax purposes was $213,766,785. The net unrealized depreciation of investments for federal tax purposes was $3,559,250. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $976,031 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,535,281.

5	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	210,207,535
Level 3 – Significant Unobservable Inputs	0
Total	$210,207,535

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GANs	--Grant Anticipation Notes
GO	--General Obligation
GTD	--Guaranteed
HEFA	--Health and Education Facilities Authority
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC(s)	--Letter of Credit(s)
LT	--Limited Tax
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
TANs	--Tax Anticipation Notes
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Short-Intermediate Duration Municipal Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	November 25, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008